SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and principles of consolidation
a)	Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned. Significant intercompany accounts and transactions have been eliminated in this consolidation.  Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.

Estimates
b)	Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the years.  Significant estimates have been made by management, including the allowance for doubtful accounts, insurance claims receivable, useful lives and valuation of vessels, recoverability of tangible assets and goodwill and certain accrued liabilities.  Actual results may differ from those estimates.

Revenues and related expenses
c)	Revenues and related expenses

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, prices are fixed or determinable and collection is reasonably assured.

The primary source of the Company’s revenue, freight transportation by river barges, ocean-going vessels or PSVs, is recognized based on time charters, bareboat charters, consecutive voyage charters or affreightment / voyage contracts.

Revenue from time charters and bareboat charters is earned and recognized on a daily basis.  Revenue from affreightment / voyage contracts and consecutive voyage charters is recognized based upon the percentage of voyage completion.  In our River Business, a voyage is deemed to commence upon the departure of the discharged barge of the previous voyage and is deemed to end upon the completion of discharge of the current voyage.  The percentage of voyage completion is based on the miles transited at the balance sheet date divided by the total miles expected for the voyage.  The position of the barge at the balance sheet date is determined by locating the position of the pushboat with the barge in tow through the use of a global positioning system ("GPS").

The Company does not begin recognizing revenue if the charter agreement has not been entered into with the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Demurrage income represents charges made to the charterer when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The recognition of revenue due to shortfalls on take or pay contracts occurs at the end of each declaration period. A declaration period is defined as the time period in which the contract volume obligation was to be met. If the volume was not met during that time period, then the amount of billable revenue resulting from the failure to perform will be calculated and recognized as it is billed.

Vessel voyage costs, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements.  The commissions paid in advance are deferred and amortized over the related voyage charter period to the extent commissions are earned as the Company’s revenues are earned.  Bunker expenses are capitalized when acquired as operating supplies and subsequently charged to voyage expenses as consumed.  All other voyage expenses and other vessel operating expenses are expensed as incurred.

From time to time we provide ship salvage services under Lloyd’s Standard Form of Salvage Agreement ("LOF"). The Company recognizes costs as incurred on these LOF services.  Revenue is recorded at the time the LOF settlement or arbitration award occurs.  In those cases where a minimum salvage remuneration is guaranteed or determined by contract then such minimum amount is recognized in revenue when services are rendered.

In its River Business the Company uses the completed contract method for river barges sold to third parties which typically have construction periods of 90 days or less. Contracts are considered complete when the customer has technically accepted the river barges and the remaining costs and potential risk are insignificant. Losses are accrued if manufacturing costs are expected to exceed manufacturing contract revenue.

Customer billings in excess of costs incurred and revenue recognized, which typically reflect initial down payments, are included in customer advances in the accompanying consolidated balance sheets.

Manufacturing expenses are primarily comprised of steel cost, which is the largest component of our raw materials, and the cost of labor.

Foreign currency translation
d)	Foreign currency translation

The Company uses the US dollar as its functional currency.  Receivables and payables denominated in foreign currencies are translated into US dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month.

Certain subsidiaries enter into transactions denominated in currencies other than their functional currency.  Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the consolidated statements of operations in the period in which the currency exchange rate changes.

During the year ended December 31, 2013, the Company performed through its subsidiaries several transactions at different exchanges rates between Argentinean Peso (ARS) and U.S. dollars (USD). Pursuant to ASC Topic 830, these transactions were measured at the particular applicable exchange rate at which they were settled resulting in foreign currency exchange gains amounting to $25,360 which were included in "Foreign currency exchange gains (losses), net" in the accompanying consolidated statements of operations.

Cash and cash equivalents
e)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  Cash equivalents consist of money market instruments and interest-bearing deposits.  The credit risk associated with cash and cash equivalents is considered to be low due to the high credit quality of the financial institutions with which the Company operates.

Restricted cash
f)	Restricted cash

Certain of the Company’s loan agreements require the Company to fund:  (a) a loan retention account equivalent to the next loan installment (depending on the frequency of the repayment elected by the Company, i.e. quarterly or semi annually) plus interest which is used to fund the loan installments coming due, (b) a drydocking account which is restricted for use and can only be used for the purpose of paying for drydocking or special survey expenses and (c) cash deposits required as collateral with certain banks under the Company's borrowing arrangements.

Accounts receivable
g)	Accounts receivable

Most of the Company’s accounts receivable are due from international oil companies, international grainhouses, traders and mining companies.  The Company performs ongoing credit evaluations of its trade customers and generally does not require collateral. The Company routinely reviews its accounts receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted.

Accounts receivable from one customer of Ultrapetrol River Business accounted for 11% of total consolidated accounts receivable as of December 31, 2013.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 22% and 27% of total consolidated accounts receivable as of December 31, 2013 and 2012, respectively.

Changes in the allowance for doubtful accounts for the years ended December 31, were as follow:

	For the years ended December 31,
	2013	2012	2011

Balance at January 1	$1,916	$841	$555
Provision	2,467	1,559	598
Recovery	-	(293)	-
Amounts written off (1)	(1,478)	(191)	(312)
Balance at December 31	$2,905	$1,916	$841

(1)	Accounts charged to the allowance when collection efforts cease.

Concentrations of credit risk
h)	Concentrations of credit risk

The Company is exposed to concentrations of credit risk associated with its cash and cash equivalents, restricted cash and derivative instruments. The Company minimizes its credit risk relating to these positions by monitoring the financial condition of the financial institutions and counterparties involved and by primarily conducting business with large, well-established financial institutions and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its significant counterparties. The Company is also exposed to concentrations of credit risk relating to its receivables due from customers in the industries in which operates. The Company does not generally require collateral or other security to support its outstanding receivables. The Company minimizes its credit risk relating to receivables by performing ongoing credit evaluations and, to date, credit losses have not been material.

The absence of a government-approved market mechanism to convert local currency to U.S. dollars in Argentina may restrict the Company's ability to make payments abroad.  As of December 31, 2013, cash held by our Argentine subsidiaries accounted for 9% of our consolidated cash and cash equivalents.

Insurance claims receivable
i)	Insurance claims receivable

Insurance claims receivable comprise claims submitted relating to hull and machinery (H&M), protection and indemnity (P&I), loss of hire (LOH) and strike insurance coverage.  They are recorded when the recovery of an insurance claim is probable.  Deductible amounts related to covered incidents are expensed in the period of occurrence of the incident.  The credit risk associated with insurance claims receivable is considered low due to the high credit quality and funded status of the insurance underwriters and P&I clubs in which the Company is either a client or a member.  Insurance claims receivable, included in other receivables in the accompanying consolidated balance sheets, amounts to $6,692 and $6,017 at December 31, 2013 and 2012, respectively.

Operating supplies and inventories
j)	Operating supplies and inventories

Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2013	2012

River barges in progress and raw material related to barge production for sale to third parties	$12,416	$10,019
Fuel and supplies	4,752	3,619
	$17,168	$13,638

Vessels and equipment, net
k)	Vessels and equipment, net

Vessels and equipment are stated at cost less accumulated depreciation.  This cost includes the purchase price and all directly attributable costs (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods).  Subsequent expenditures for conversions renewals or major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the safety of the vessels.

New barges built for the River Business segment in our own shipyard in Punta Alvear, Argentina are capitalized at cost.

Depreciation is computed net of the estimated scrap value which is equal to the product of each vessel’s lightweight tonnage and estimated scrap value per lightweight ton and is recorded using the straight-line method over the estimated useful lives of the vessels.  Acquired secondhand vessels are depreciated from the date of their acquisition over the remaining estimated useful life.

From time to time, the Company acquires vessels which have already exceeded the Company’s useful life policy, in which case the Company depreciates such vessels based on its best estimate of such vessel’s remaining useful life, typically until the next survey or certification date.

Improvements to leased property are amortized over the shorter of their economic life or the respective lease term.

The estimated useful life of each of the Company’s major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective. Currently, these regulations do not affect any of our vessels.

At the time vessels are disposed of, the assets and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recorded in other operating income.

Long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying value of the asset.  The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel in the Ocean and Offshore Supply Business and as a fleet in the River Business and compares them to their carrying value. The cash flow period is based on the remaining lives of the vessels or the fleet, which range from 4 to 24 years.  The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days based on the historical average for similar vessels and utilizing available market data for time charter and spot market rates and forward freight agreements over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for assets’ maintenance and assets’ operating expenses (including planned drydocking and special survey expenditures), and fleet utilization ranging from 93% to 99%. The salvage value used in the impairment test is estimated at $435 (four hundred and thirty-five U.S. dollars) per lightweight ton (LWT) in accordance with the Company’s assets’ depreciation policy. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. As a result of the impairment review, the Company determined that the carrying amounts of its assets were recoverable, and therefore, concluded that no impairment loss was necessary for the years ended December 31, 2013, 2012 and 2011, except for the charge described below.

During the year ended December 31, 2012, the Company recorded an impairment charge totaling $16,000 to write down the carrying amount of its product tanker M/V Amadeo to its estimated fair value. The write down was as a consequence of the level of distress in the tanker market and its high operational costs.

Dry dock costs
l)	Dry dock costs

The Company’s vessels must be periodically drydocked and pass inspections to maintain their operating classification, as mandated by maritime regulations.  Costs incurred to drydock a vessel / pushboat are deferred and amortized using the straight-line method over the period to the next drydock, generally 24 to 36 months.  Drydocking costs incurred are mostly comprised of: replacing steel plates, painting the vessel’s hull and sides, recoating cargo and fuel tanks, and performing other engine and equipment maintenance activities to bring the vessel into compliance with classification standards.  The unamortized portion of dry dock costs for vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale.

Expenditures for maintenance and minor repairs are expensed as incurred.

Investments in affiliates
m)	Investments in affiliates

These investments are accounted for by the equity method. At December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, this includes our interest in 50% of Obras Terminales y Servicios S.A. ("OTS S.A.") and in 49% of Marítima Sipsa S.A.

For the year ended December 31, 2011 it also includes our interest in 50% of Puertos del Sur S.A. As described in Note 4, during 2012 the Company purchased the other 50% of Puertos del Sur S.A.

Identifiable intangible assets
n)	Identifiable intangible assets

The Company’s intangible assets arose as a result of the Ravenscroft acquisition in 2006, and consist principally of a safety management system which is being amortized over its useful life of eight years using the straight-line method.

Accumulated amortization at December 31, 2013 and 2012 amounted to $1,356 and $1,181, respectively and amortization for the years ended December 31, 2013, 2012 and 2011 amounted to $175 in each year.  Amortization of intangible assets for the five years subsequent to December 31, 2013 is expected to be $44 in 2014.

Goodwill
o)	Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired.  The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests.  The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit.  To determine the fair value of the reporting unit, the Company uses a discounted future cash flow ("DCF") approach that uses estimates for revenue, costs and appropriate discount rates, among others.  These various estimates are reviewed each time the Company tests goodwill for impairment and many are developed as part of the Company’s routine business planning and forecasting process.  The Company believes its estimates and assumptions are reasonable; however, variations from those estimates could produce materially different results.

Other assets
p)	Other assets

This account corresponds to costs incurred to issue debt net of amortization costs, which are being amortized over the term of the debt using the effective interest rate method.  Any unamortized balance of costs relating to debt repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt modifications and extinguishment.  Amortization for debt issuance expense for the years ended December 31, 2013, 2012 and 2011 totaled $2,711, $2,217 and $2,323, respectively, and is included in financial expense in the accompanying consolidated statements of operations.

Accounts payable
q)	Accounts payable
Accounts payable at December 31, 2013 and 2012 consists of insurance premium payables, operating expenses, among others.
Deferred gains -- River barges sale-leaseback transactions
r)	Deferred gains -- River barges sale-leaseback transactions

The Company has entered into a river barges sale-leaseback transaction with a finance company.  Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term.  Deferred gains activity related to these transactions for the years ended December 31, was as follows:

	For the years ended December 31,
	2013	2012

Balance at beginning of the year	$2,086	$-
Deferred gains arising from sales	1,889	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(391)	(30)
Balance at end of the year	$3,584	$2,086

Comprehensive loss
s)	Comprehensive loss

The components of accumulated other comprehensive loss in the accompanying consolidated balance sheets were as follows:

	At December 31,
	2013	2012

Unrealized net losses on interest rate collar	$(1,362)	$(1,958)
Unrealized net losses on interest rate swaps	(574)	(803)
Unrealized net gains on EURO hedge	128	137
Accumulated other comprehensive loss	(1,808)	(2,624)

Amounts attributable to noncontrolling interest	-	(46)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(1,808)	$(2,578)

At December 31, 2013, the Company expects that it will reclassify $1,022 of net losses on interest rate collar and interest rate swaps from accumulated other comprehensive loss to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2014.

Derivative financial instruments
t)	Derivative financial instruments

The Company from time to time uses derivative financial instruments to reduce risk from foreign currency fluctuations, changes in spot market rates for oceangoing vessels, changes in interest rate and changes in bunker fuel prices.

The Company recognizes all of its derivative instruments as either assets or liabilities in the balance sheet at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For derivative financial instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative financial instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same line item associated with the hedged transaction in the same period or periods during which the hedged transaction affects earnings.  The ineffective portion of a derivative’s change in fair value is immediately recognized in income.

Derivative financial instruments that are not designated as hedges for accounting purposes are adjusted to fair value through income.

Income (Loss) per share attributable to Ultrapetrol (Bahamas) Limited
u)	Income (Loss) per share attributable to Ultrapetrol (Bahamas) Limited

Basic income (loss) per share attributable to Ultrapetrol (Bahamas) Limited is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury.  Diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares.  In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the years ended December 31, 2012 and 2011, the Company had a net loss and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2013	2012	2011

Stock options	349,000	459,000	349,000
Restricted stock	-	329,000	705,000
Convertible debt	-	13,051,000	13,051,000
Total	349,000	13,839,000	14,105,000

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2013	2012	2011

Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,368	$(63,657)	$(18,805)

Basic weighted average number of shares	140,090,112	35,382,913	29,547,365
Effect on dilutive shares -- options and restricted stock	236,652	-	-
Diluted weighted average number of shares	140,326,764	35,382,913	29,547,365

Basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited	$0.05	$(1.80)	$(0.64)

Stock compensation
v)	Stock compensation

Stock-based compensation cost is measured at the date of grant, based on the calculated fair value of the award, and is recognized as expense over the employee’s service period, which is generally the vesting period of the equity grant. The fair value of performance based restricted common stock awards that are probable of being earned is expensed over the performance periods as the awards vest.  The Company does not estimate forfeitures in its expense calculations as forfeiture history has been minor.

Other operating income, net
w)	Other operating income, net

Other operating income generally includes gains from vessel sales, favourable judgments with customers, recoveries from insurances companies, and other income from miscellaneous transactions.

Other income of $5,692 for the year ended December 31, 2013 included a gain of $1,356 concerning a settlement agreement with a customer in our Offshore Supply Business

Other income of $8,376 for the year ended December 31, 2012 included a gain of $3,564 from the sale of a river pushboat.

Other income of $8,257 for the year ended December 31, 2011 included a $4,748 gain related to a favourable arbitration with a former customer in our River Business.

Income taxes
x)	Income taxes

The Company accounts for deferred income taxes under the liability method.  Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets are recognized for all deductible temporary differences and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the deferred tax assets will be realized.  Deferred tax is measured based on tax rates and laws enacted or substantively enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which we operate are subject to interpretation by taxing authorities.  As a result, our judgment in the determination of uncertain income tax positions could be interpreted differently.  In this sense, the income tax returns of our primary income tax jurisdictions remain subject to examination by related tax authorities.  The tax returns are open to examination from 3 to 7 years.